UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Agribusiness ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.4%
Argentina: 0.2%
166,835	Cresud S.A. (ADR)	$2,589,279

Australia: 0.8%
808,975	ABB Grains Ltd. * † #	6,504,658
1,869,102	AWB Ltd. † #	4,716,173
		11,220,831

Canada: 9.3%
577,634	Maple Leaf Foods, Inc. *	7,346,741
732,563	Potash Corp. of Saskatchewan	113,701,103
1,099,988	Viterra, Inc. *	15,534,161
		136,582,005

China / Hong Kong: 1.0%
19,363,500	China Agri-Industries Holdings Ltd. * #	11,800,896
16,163,623	Pine Agritech Ltd. † #	2,676,266
		14,477,162

Indonesia: 2.0%
7,701,650	PT Astra Agro Lestari Tbk #	21,815,545
7,352,500	PT Perusahaan Perkebunan
	London Sumatra Indonesia Tbk* #	7,209,259
		29,024,804

Ireland: 0.9%
1,579,934	Glanbia PLC * #	12,614,938

Japan: 5.0%
2,628,192	Komatsu Ltd. #	74,106,903

Malaysia: 6.8%
31,817,900	IOI Corp. BHD. #	70,960,582
5,751,570	Kuala Lumpur Kepong BHD. #	29,278,883
		100,239,465

Mexico: 0.5%
3,028,087	Gruma S.A. de C.V. (Class B)	7,216,355

Netherlands: 4.5%
1,277,809	CNH Global N.V.	66,484,402

Norway: 4.7%
1,174,342	Yara International ASA #	68,439,231

Singapore: 9.7%
53,748,864	Golden Agri-Resources Ltd. #	39,343,825
6,992,851	Indofood Agri Resources Ltd. * #	12,012,086
8,384,527	Olam International Ltd. * †	12,593,673
25,599,841	Wilmar International Ltd. † #	78,447,710
		142,397,294
Switzerland: 8.2%
2,064,993	Syngenta A.G. (ADR) †	120,822,741

United States: 47.0%
493,585	AGCO Corp. *	29,555,870
850,085	Agrium, Inc.	52,798,779
1,521,892	Archer-Daniels-Midland Co.	62,641,075
226,102	Aventine Renewable Energy Holdings, Inc. * †	1,175,731
653,166	Bunge Ltd. †	56,747,062
303,102	CF Industries Holdings, Inc.	31,407,429
397,998	Corn Products International, Inc.	14,781,646
438,497	Darling International, Inc. *	5,678,536
1,411,173	Deere & Co.	113,514,756
65,165	Gehl Co. * †	1,103,895
63,791	Lindsay Corp. †	6,536,664
88,871	MGP Ingredients, Inc. †	621,208
1,050,554	Monsanto Co.	117,136,771
218,783	Pacific Ethanol, Inc. * †	962,645
358,622	Pilgrim's Pride Corp. †	7,254,923
724,140	Smithfield Foods Inc. *	18,653,846
489,044	Terra Industries Inc. * †	17,375,733
97518	The Andersons, Inc. †	4,350,278
1,072,383	The Mosaic Co. *	110,026,496
1,538,377	Tyson Foods, Inc.	24,537,113
282,625	UAP Holdings Corp.	10,835,843
500,432	VeraSun Energy Corp. * †	3,678,175
		691,374,474
Total Common Stocks
(Cost: $1,496,474,252)		1,477,589,884

MONEY MARKET FUND: 0.1%
(Cost: $967,926)
	Fidelity Institutional Money
	Market Fund - Treasury
967,926	Portfolio Class III Shares	967,926

Total Investments Before Collateral
for Securities Loaned: 100.5%
(Cost: $1,497,442,178)		1,478,557,810

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 7.0%
(Cost: $103,470,642)
	Bank of New York
103,470,642	Institutional Cash Reserve	103,470,642
Total Investments: 107.5%
(Cost: $1,600,912,820)		1,582,028,452
Liabilities in excess of other assets: (7.5)%		(110,311,998)
NET ASSETS: 100.0%		$1,471,716,454

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $99,591,804.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $439,926,955 which represented 29.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,600,912,820, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$61,503,618
Gross Unrealized Depreciation	(80,387,986)
Net Unrealized Depreciation	$(18,884,368)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Agricultural Chemicals	45.5%	$ 672,444,217
Agricultural Equipment	20.5	303,917,428
Agriproduct Operations	28.9	427,486,374
Ethanol/Biodiesel	1.6	23,295,983
Livestock Operations	3.4	50,445,882
Money Market Fund	0.1	967,926
	100.0%	$ 1,478,557,810

See Note to Schedule of Investments

Coal ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.5%
Australia: 6.6%
558,856	Centennial Coal Co. Ltd. † #	$ 2,087,862
103,297	Energy Developments Ltd. #	222,002
139,003	Felix Resources Ltd. #	1,578,402
79,537	Gloucester Coal Ltd.	705,724
207,239	Macarthur Coal Ltd.	2,474,450
297,416	Riversdale Mining Ltd. * † #	2,243,405
		9,311,845

Canada: 1.8%
103,405	CIC Energy Corp. *	1,713,255
179,610	Coalcorp Mining Inc. *	432,373
135,158	Western Canadian Coal Corp. *	429,428
		2,575,056

China / Hong Kong: 19.2%
3,771,258	China Coal Energy Co. Ltd. #	6,669,245
2,732,945	China Shenhua Energy Co. Ltd. #	11,067,254
2,298,262	Fushan International Energy Group Ltd. * #	1,093,882
1,828,294	Hidili Industry International Development Ltd. * #	2,446,457
3,934,635	Yanzhou Coal Mining Co Ltd #	5,594,533
		26,871,371

Indonesia: 10.4%
18,058,500	Bumi Resources Tbk PT	12,163,248
7,441,000	Darma Henwa Tbk PT * #	358,549
168,052	Indo Tambangraya Megah PT *	374,260
1,598,500	Tambang Batubara Bukit Asam Tbk PT #	1,758,404
		14,654,461

Japan: 0.7%
201,500	Mitsui Mining Co Ltd. † #	578,543
461,500	Sumitomo Coal Mining Co Ltd. * †	361,652
		940,195

Philippines: 0.2%
256,580	Semirar Mining Corp. #	314,607

Singapore: 1.7%
980,100	Straits Asia Resources Ltd. #	2,335,277

South Africa: 1.8%
147,292	Exxaro Resources Ltd. #	2,001,575
230,514	Sentula Mining Ltd. #	503,573
		2,505,148

Thailand: 2.1%
218,480	Banpu PCL	2,886,698

United States: 53.3%
132,764	Alpha Natural Resources, Inc. *	5,767,268
139,653	Arch Coal, Inc.	6,074,906
55,485	Bucyrus International, Inc.	5,640,050
160,297	Consol Energy Inc.	11,090,949
90,422	Foundation Coal Holdings Inc.	4,550,939
23,828	FreightCar America, Inc.	817,300
35,136	Fuel Tech, Inc. *	720,288
84,385	Headwaters, Inc. *	1,113,038
255,114	International Coal Group Inc. * †	1,619,974
44,007	James River Coal Co. *	771,003
159,372	Joy Global Inc.	10,384,680
176,708	Massey Energy	6,449,842
53,389	Patriot Coal Corp. *	2,507,681
210,332	Peabody Energy Co.	10,726,932
103,151	Walter Industries, Inc.	6,460,347
		74,695,197

United Kingdom: 1.9%
315,677	UK Coal PLC * #	2,730,704

Total Common Stocks
(Cost: $148,356,011)		139,820,559

MONEY MARKET FUND: 0.2%
(Cost: $269,101)
	Fidelity Institutional Money
	Market Fund - Treasury
269,101	Portfolio Class III Shares	269,101

Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $148,625,112)		140,089,660

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.4%
(Cost: $3,325,792)
	Bank of New York
3,325,792	Institutional Cash Reserve	3,325,792

Total Investments: 102.3%
(Cost: $151,950,904)		143,415,452
Liabilities in excess of other assets: (2.3)%		(3,260,213)
NET ASSETS: 100.0%		$ 140,155,239

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,156,362.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $43,584,274, which represented 31.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $151,950,904, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$4,120,072
Gross Unrealized Depreciation		(12,655,524)
Net Unrealized Depreciation		$(8,535,452)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Coal Miner	68.5%	$96,044,500
Coal Mining	5.0	6,992,551
Coal Mining Services	7.7	10,743,229
Coal Power Generation	8.1	11,289,256
Coal Conversion/Efficiency Technology	0.8	1,113,038
Coal Transportation	0.6	817,300
Coal Technology	0.5	720,288
Equipment	4.0	5,640,050
Alternative	4.6	6,460,347
Money Market Fund	0.2	269,101
	100.0%	$140,089,660

See Note to Schedule of Investments

Environmental Services ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.9%
Canada: 2.0%
78,021	Waste Services, Inc. * †	$633,531

France: 10.0%
45,029	Veolia Environnement (ADR)	3,148,878

United States: 87.9%
107,552	Allied Waste Industries, Inc. *	1,162,637
44,989	American Ecology Corp. †	1,139,571
100,696	Basin Water, Inc. * †	577,995
71,746	Calgon Carbon Corp. * †	1,079,777
53,749	Casella Waste Systems, Inc. * †	587,476
17,269	Clean Harbors, Inc. * †	1,122,485
41,636	Covanta Holding Corp. *	1,144,990
87,848	Darling International, Inc. *	1,137,632
57,340	Fuel Tech, Inc. * †	1,175,470
32,181	Layne Christensen Co. * †	1,126,979
60,797	Metalico, Inc. * †	596,419
51,629	Nalco Holding Co.	1,091,953
221,309	Newpark Resources, Inc. *	1,128,676
108,971	Republic Services, Inc.	3,186,312
22,063	Shaw Group, Inc. *	1,040,050
62,714	Stericycle, Inc. *	3,229,771
59,320	Tetra Tech, Inc. * †	1,157,333
36,708	Waste Connections, Inc. *	1,128,404
31,790	Waste Industries USA, Inc. †	1,149,209
93,534	Waste Management, Inc.	3,139,001
102,620	WCA Waste Corp. *	623,930
		27,726,070
Total Common Stocks
(Cost: $32,630,009)		31,508,479

MONEY MARKET FUND: 0.3%
(Cost $82,926)
	Fidelity Institutional Money
	Market Fund - Treasury
82,926	Portfolio Class III Shares	82,926

Total Investments Before Collateral
for Securities Loaned: 100.2%
(Cost: $32,712,935)		31,591,405

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 24.0%
(Cost $7,556,120)
	Bank of New York
7,556,120	Institutional Cash Reserve	7,556,120

Total Investments: 124.2%
(Cost $40,269,055)		39,147,525
Liabilities in excess of other assets: (24.2)%		(7,619,382)
NET ASSETS: 100.0%		$31,528,142

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,291,489.

ADR	American Depositary Receipt
The aggregate cost of investments owned for Federal income tax purposes is $40,269,055, and unrealized appreciation (depreciation) on such investments is:.

Gross Unrealized Appreciation			$1,394,835
Gross Unrealized Depreciation			(2,516,365)
Net Unrealized Depreciation			$(1,121,530)

Summary of Investments by Industry		% of
Excluding Collateral for Securities Loaned		Investments	Value
Alternative Waste Technologies		7.0%	$2,217,409
Energy-Alternate Sources		3.6	1,144,990
Engineering/R&D Services		3.3	1,040,050
Environmental Consulting & Engineering		7.4	2,332,803
Hazardous Waste Disposal		17.4	5,491,827
Miscellaneous Building & Construction		3.5	1,126,979
Non-hazardous Waste Disposal		36.8	11,610,500
Oil-Field Services		3.6	1,128,676
Recycling		1.9	596,419
Water		15.3	4,818,826
Money Market Fund		0.2	82,926
		100.0%	$31,591,405

See Note to Schedule of Investments

Gaming ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.5%
Australia: 17.1%
12,349	Aristocrat Leisure Ltd. * #	$ 108,582
22,332	Consolidated Media Holdings Ltd. #	76,317
13,511	Crown Ltd.	129,502
17,343	TABCORP Holdings Ltd. #	224,731
41,894	Tatts Group Ltd. #	133,821
		672,953

Austria: 0.8%
905	BWIN Interactive Entertainment A.G. * #	29,880

Canada: 1.8%
2,222	Great Canadian Gaming Corp. *	24,623
1,516	MI Developments, Inc.	44,251
		68,874

China / Hong Kong: 1.7%
251,690	China LotSynergy Holdings Ltd * #	14,158
33,996	Galaxy Entertainment Group Ltd. * #	25,412
2,549	Melco PBL Entertainment (Macau) Ltd. *	29,008
		68,578

Estonia: 0.6%
5,032	Olympic Entertainment Group A.S. #	22,274

Greece: 7.7%
3,088	Intralot S.A. #	55,509
6,928	OPAP S.A. #	247,992
		303,501

Ireland: 1.5%
422	CryptoLogic Ltd. (ADR)	6,693
1,467	Paddy Power PLC #	53,482
		60,175

Italy: 2.0%
2,194	Lottomatica S.p.A. #	68,563
1,841	Snai S.p.A. * #	10,077
		78,640

Japan: 4.0%
510	Aruze Corp.	15,781
5	Fields Corporation #	6,949
2,825	Heiwa Corp. #	27,029
331	Mars Engineering Corp.	5,540
1,702	Sankyo Co, Ltd. #	101,711
		157,010

Malaysia: 9.9%
10,379	Berjaya Land BHD. #	18,605
23,216	Berjaya Sports Toto BHD.	37,381
80,495	Genting BHD. #	165,918
29,749	Magnum Corp. BHD #	31,390
94,163	Resorts World BHD. #	101,768
9,440	Resorts World Berhad Rights.
	(MYR 0.88, expiring 04/11/08) * #	1,502
6,486	Tanjong PLC #	34,195
		390,759

New Zealand: 1.1%
15,242	Sky City Entertainment Group Ltd. #	44,256

South Africa: 1.3%
2,983	Gold Reef Resorts Ltd. #	8,782
3,033	Sun International Ltd. #	42,516
		51,298

South Korea: 2.2%
4,040	Kangwon Land, Inc. #	83,391
1,493	Paradise Co, Ltd. #	4,839
		88,230

Sweden: 0.9%
892	Betsson A.B. * #	9,631
929	Unibet Group PLC #	25,186
		34,817

United Kingdom: 8.6%
1,608	888 Holdings PLC * #	4,944
9,437	IG Group Holdings PLC * #	61,422
19,794	Ladbrokes PLC #	122,625
42,609	PartyGaming PLC * #	17,551
1,624	Playtech Ltd. #	14,057
12,851	Rank Group PLC #	22,526
10,999	Sportingbet PLC * #	8,038
11,429	William Hill PLC #	85,467
		336,630

United States: 38.3%
828	Ameristar Casinos, Inc.	15,111
1,804	Bally Technologies, Inc. *	61,949
1,848	Boyd Gaming Corp.	36,960
315	Churchill Downs Inc.	14,881
502	Dover Downs Gaming & Entertainment, Inc.	4,272
1,532	Global Cash Access Holdings, Inc. *	8,978
10,293	International Game Technology	413,881
558	Isle of Capri Casinos, Inc. *	3,990
3,391	Las Vegas Sands Corp. *	249,713
4,131	MGM Mirage	242,779
465	Monarch Casino & Resort, Inc. *	8,235
789	MTR Gaming Group, Inc. *	5,523
761	Multimedia Games, Inc. *	4,064
2,459	Penn National Gaming, Inc. *	107,532
1,972	Pinnacle Entertainment, Inc. *	25,242
410	Riviera Holdings Corp. *	8,450
2,152	Scientific Games Corp. *	45,429
1,158	Shuffle Master, Inc. *	6,195
1022	Trump Entertainment Resorts, Inc. *	3,679
1,366	WMS Industries Inc. *	49,135
1,859	Wynn Resorts Ltd. *	187,090
		1,503,088

Total Common Stocks
(Cost: $3,943,604)		3,910,963

Total Investments: 99.5%
(Cost: $3,943,604)		3,910,963
Other assets less liabilities: 0.5%		18,541
NET ASSETS: 100.0%		$3,929,504

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $2,115,096 which represented 53.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $3,943,604, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$172,589
Gross Unrealized Depreciation		(205,230)
Net Unrealized Depreciation		$(32,641)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Casino Resorts	33.9%	$1,331,444
Gaming Technology	35.0	1,363,852
Horse Racing	4.5	176,741
Lottery	0.4	14,158
Online Gaming	2.4	95,231
Sports Betting	23.8	929,540
	100.0%	$3,910,966

See Note to Schedule of Investments

Global Alternative Energy ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.2%
Austria: 5.1%
191,134	Verbund - Oesterreichische Elektrizis A.G. #	$13,644,854

Canada: 3.1%
307,088	Methanex Corp.	8,080,869

China / Hong Kong: 15.3%
2,556,170	BYD Co. Ltd. #	4,723,251
887,292	Dongfang Electrical Machinery † #	3,628,715
397,381	JA Solar Holdings Co., Ltd. (ADR) *	7,391,287
147,429	LDK Solar Co., Ltd. (ADR) † *	3,980,583
316,236	Suntech Power Holdings Co. Ltd. (USD) *	12,826,532
104,058	Trina Solar Ltd. (ADR) † *	3,198,743
287,162	Yingli Green Energy Holding Co. Ltd. (ADR) † *	4,910,470
		40,659,581

Denmark: 12.8%
307,678	Vestas Wind Systems A/S * #	33,991,481

Germany: 15.1%
119,352	Conergy A.G. † #	2,599,135
190,968	Nordex A.G. † * #	7,434,313
170,245	Q-Cells A.G. † * #	17,263,555
261,287	Solarworld A.G. #	12,720,273
		40,017,276

Japan: 4.7%
331,504	Kurita Water Industries Ltd. #	12,391,748

Norway: 4.9%
458,172	Renewable Energy Corp A.S. * #	12,931,091

Spain: 8.5%
400,743	Gamesa Corporacion Tecnologica S.A. #	18,361,734
216,846	Solaria Energia y Medio Ambiente S.A. * † #	4,093,164
		22,454,898

United States: 30.7%
182,222	American Superconductor Corp. † *	4,225,728
273,854	AVX Corp.	3,508,070
282,630	Cree Inc. † *	7,902,335
185,365	Energy Conversion Devices, Inc. † *	5,542,413
526,252	Evergreen Solar, Inc. *	4,878,356
89,797	First Solar, Inc. *	20,755,679
403,692	FuelCell Energy, Inc. † *	2,684,552
290,871	International Rectifier Corp. *	6,253,727
103,590	Itron, Inc. *	9,346,926
86,839	Ormat Technologies, Inc.	3,734,945
136,366	Sunpower Corp. † *	10,160,631
350,037	VeraSun Energy Corp. † *	2,572,772
		81,566,134
Total Common Stocks
(Cost: $281,406,538)		265,737,932

MONEY MARKET FUND: 0.0%
(Cost: $124,877)
	Fidelity Institutional Money
	Market Fund - Treasury
124,877	Portfolio Class III Shares	124,877

Total Investments Before Collateral
for Securities Loaned: 100.2%
(Cost: $281,531,415)		265,862,809

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 18.5%
(Cost: $49,094,161)
	Bank of New York
49,094,161	Institutional Cash Reserve	49,094,161

Total Investments: 118.7%
(Cost: $330,625,576)		314,956,970
Liabilities in excess of other assets: (18.7)%		(49,717,405)
NET ASSETS: 100.0%		$265,239,565

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $47,543,601.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $143,783,314 which represented 54.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $2,021,410,079, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$17,163,531
Gross Unrealized Depreciation		(32,862,523)
Net Unrealized Depreciation		$(15,698,992)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Alternate Energy Sources	63.9%	$169,874,351
Batteries & Battery Systems	3.9	10,265,664
Electric Services	6.5	17,379,800
Power Conversion & Supply Equipment	9.2	24,589,584
Semiconductors and Related Devices	10.2	27,011,057
Superconductor Products & Systems	1.6	4,225,728
Water Treatment Systems	4.7	12,391,748
Money Market Fund	0.0	124,877
	100.0%	$265,862,809

See Note to Schedule of Investments

Gold Miners ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.0%
Canada: 54.7%
1,426,736	Agnico-Eagle Mines Ltd. †	$96,604,295
4,513,292	Aurizon Mines Ltd. *	21,438,137
4,435,026	Barrick Gold Corp. †	192,701,880
8,058,786	Crystallex International Corp. * †	18,293,444
10,599,767	Eldorado Gold Corp. * †	72,290,411
3,616,797	Gammon Gold Inc. * †	27,162,145
4,173,398	Goldcorp, Inc. †	161,719,172
5,590,707	Great Basin Gold Ltd. * †	20,461,988
9,044,198	Iamgold Corp. †	66,293,971
4,341,725	Kinross Gold Corp. †	95,995,540
1,499,548	Minefinders Corp. * †	18,414,449
4,118,291	Orezone Resources, Inc. *	6,136,254
2,356,035	PAN American Silver Corp. * †	90,401,063
5,400,049	Silver Wheaton Corp. * †	83,862,761
2,684,444	Tanzanian Royalty Exploration Corp. * †	15,435,553
5,327,479	Yamana Gold, Inc.	77,887,743
		1,065,098,806

Peru: 4.7%
1,331,665	Cia de Minas Buenaventura S.A. *
	(ADR)	91,219,053

South Africa: 14.7%
3,153,960	AngloGold Ashanti Ltd. (ADR)	107,108,482
6,833,934	Gold Fields Ltd. (ADR) *	94,513,307
7,186,462	Harmony Gold Mining Co Ltd. (ADR) * †	85,087,710
		286,709,499

United Kingdom: 7.4%
1,871,899	Randgold Resources Ltd. (ADR)	86,743,800
1,918,868	Silver Standard Resources, Inc. (ADR) * †	58,199,266
		144,943,066

United States: 18.5%
1,807,534	Apex Silver Mines Ltd. * †	21,907,312
8,576,479	Coeur d'Alene Mines Corp. * †	34,648,975
1,686,770	Gold Reserve, Inc. * †	7,776,010
7,183,017	Golden Star Resources Ltd. * †	24,637,748
3,738,234	Hecla Mining Co. * †	41,718,691
2,848,939	Metallica Resources, Inc. *	16,780,251
3,627,017	Nevsun Resources Ltd. * †	6,202,199
2,678,581	Newmont Mining Corp.	121,339,719
7,836,908	Northgate Minerals Corp. *	24,999,737
926,432	Royal Gold, Inc. †	27,950,453
1,144,830	Seabridge Gold, Inc. * †	27,475,920
1,015,348	Vista Gold Corp. * †	4,457,378
		359,894,393

Total Common Stocks
(Cost: $2,005,965,019)		1,947,864,817

MONEY MARKET FUND: 0.6%
(Cost: $11,327,547)
	Fidelity Institutional Money
	Market Fund - Treasury
11,327,547	Portfolio Class III Shares	11,327,547

Total Investments Before Collateral
for Securities Loaned: 100.5%
(Cost: $2,017,292,566)		1,959,192,364

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 18.5%
(Cost: $361,024,392)
	Bank of New York
361,024,392	Institutional Cash Reserve	361,024,392

Total Investments: 119.1%
(Cost: $2,378,316,958)		2,320,216,756
Liabilities in excess of other assets: (19.1)%		(371,435,235)
NET ASSETS: 100.0%		$1,948,781,521

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $340,231,683.
ADR	American Depositary Receipt

The aggregate cost of investments owned for Federal income tax purposes is $2,382,434,471, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation			$86,154,843
Gross Unrealized Depreciation			(148,372,558)
Net Unrealized Depreciation			$ (62,217,715)

Summary of Investments by Industry		% of
Excluding Collateral for Securities Loaned		Investments	Value
Gold Mining		80.2%	$1,571,550,155
Silver Mining		13.0	254,370,402
Precious Metals		4.1	80,225,569
Metal-Diversified		2.1	41,718,691
Money Market		0.6	11,327,547
		100.0%	$1,959,192,364

See Note to Schedule of Investments

Nuclear Energy ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.8%
Australia: 10.1%
1,047,881	Alliance Resources Ltd. * #	$688,232
516,262	Bannerman Resources Ltd. † * #	852,661
4,258,054	Deep Yellow Ltd. * #	997,819
360,935	Energy Resources of Australia Ltd. † #	6,512,141
1,534,278	Paladin Resources Ltd. † * #	7,135,547
		16,186,400

Canada: 17.0%
281,011	Aurora Energy Resources, Inc. *	1,478,933
728,845	Denison Mines Corp. † *	4,603,007
503,270	First Uranium Corp. † *	3,737,554
295,094	Forsys Metals Corp. *	762,145
319,442	Fronteer Development Group, Inc. *	1,587,792
225,954	Laramide Resources Ltd. *	676,067
691,180	Mega Uranium Ltd. *	1,414,627
440,308	Strateco Resources, Inc.	922,628
278,274	Strathmore Minerals Corp. *	382,405
469,523	Tournigan Gold Corp. † *	448,450
699,427	UEX Corp. *	2,767,578
1,635,788	Uranium One, Inc. *	5,388,591
249,608	Uranium Participation Corp. † *	2,323,236
354,127	Ur-Energy, Inc. *	628,148
		27,121,161
France: 11.8%
5,485	Areva* #	6,005,194
147,640	Electricite de France S.A. #	12,889,901
		18,895,095
Japan: 27.9%
751,300	Hitachi Plant Technologies Ltd. † #	2,371,733
3,930,800	IHI Corp. #	7,626,739
504,300	JGC Corp. #	7,750,449
2,754,200	Kajima Corp † #	7,921,920
3,308,500	Mitsubishi Heavy Industries Ltd. #	14,306,332
169,800	Taihei Dengyo Kaisha, Ltd. #	1,260,952
375,100	Toshiba Plant Systems & Services Corp. #	2,940,064
111,800	UTOC Corp. #	466,479
		44,644,668
United Kingdom: 8.7%
1,019,320	British Energy Group PLC #	13,226,685
158,430	Nufcor Uranium Ltd. * #	737,243
		13,963,928
United States: 24.3%
70,065	American Ecology Corp.	1,774,746
202,057	Cameco Corp.	6,655,758
39,187	Central Vermont Public Service Corp.	936,569
152,633	Constellation Energy Group, Inc.	13,472,915
163,933	Exelon Corp.	13,322,835
200,863	Uranium Resources, Inc. *	1,203,169
424,337	USEC, Inc. *	1,570,047
		38,936,039
Total Common Stocks
(Cost: $196,556,201)		159,747,291

Total Investments Before Collateral
for Securities Loaned: 99.8%
(Cost: $196,556,201)		159,747,291

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 16.7%
(Cost $26,715,021)
	Bank of New York
26,715,021	Institutional Cash Reserve	26,715,021

Total Investments: 116.5%
(Cost: $223,271,222)		186,462,312
Liabilities in excess of other assets: (16.5)%		(26,374,963)
NET ASSETS: 100.0%		$160,087,349

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,991,990.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $93,690,091 which represented 58.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $224,193,405, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$3,042,666
Gross Unrealized Depreciation		(40,773,759)
Net Unrealized Depreciation		$(37,731,093)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Nuclear Fuel Transport	1.4%	$2,241,225
Nuclear Plant Builder	27.7	44,178,189
Nuclear Power Generation	37.5	59,854,099
Uranium Enrichment	1.0	1,570,047
Uranium Miners	31.0	49,580,495
Uranium Storage	1.4	2,323,236
	100.0%	$159,747,291
See Note to Schedule of Investments
Russia ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.0%
Basic Materials: 27.3%
414,198	Evraz Group S.A. Reg S (GDR) # R	$35,861,059
2,220,509	JSC MMC Norilsk Nickel (ADR) #	62,630,058
1,011,490	Magnitogorsk Iron & Steel Works Reg S (GDR) # R	16,071,477
163,266	Mechel OAO (ADR)	18,578,038
705,252	Novolipetsk Steel (GDR) #	30,353,405
370,676	Polymetal Reg S (GDR) †* # R	3,111,469
224,321	Polyus Gold Co. (ADR) #	11,524,480
1,185,810	Severstal Reg S (GDR) † # R	26,801,673
499,974	Uralkali (GDR) * #	20,462,692
		225,394,351

Communications: 13.5%
491,811	Comstar United TeleSystems Reg S (GDR) # R	5,141,375
179,012	CTC Media, Inc. *	4,967,583
461,443	Mobile TeleSystems OJSC (ADR)	35,000,450
142,944	Rostelecom (ADR)	10,291,968
14,134,389	Sibirtelecom JSC *	1,341,778
567,781	Sistema JSFC Reg S (GDR) # R	18,234,161
38,007,520	Uralsvyazinform	1,974,871
1,154,330	Vimpel-Communications OAO (ADR)	34,502,924
		111,455,110

Consumer, Cyclical: 0.9%
1,306,915	Aeroflot	5,520,879
88,256	OAO Seventh Continent (ADR)	2,047,098
		7,567,977

Consumer, Non-cyclical: 2.1%
177,890	Pharmstandard Reg S (GDR) * # R	4,180,369
51,777	Wimm-Bill-Dann Foods OJSC (ADR)	5,306,107
254,742	X5 Retail Group N.V. Reg S (GDR) * # R	7,545,347
		17,031,823

Energy: 40.1%
1,115,863	Gazprom Neft OAO (ADR) † #	33,004,773
185,491	Intergra Group Reg S (GDR) * # R	2,050,350
864,259	LUKOIL (ADR) #	74,070,942
357,297	Novatek OAO Reg S (GDR) # R	28,822,337
1,310,936	OAO Gazprom (ADR) #	66,803,942
7,957,067	Rosneft Oil Co. (GDR) † #	71,753,003
788,958	Surgutneftegaz ADR † #	37,627,196
128,189	Taftnet Reg S (GDR) #	16,661,455
		330,793,998

Financial: 13.9%
551,093	LSR Group OJSC *	7,880,630
580,443	PIK Group Reg S (GDR) * † #	14,652,086
20,878,052	Sberbank RF	61,936,203
263,994	Sistema Hals Reg S (GDR) * # R	1,885,516
3,956,308	VTB Bank OJSC Reg S (GDR) † R	28,604,107
		114,958,542

Industrial:1.6%
302,186	Novorossiysk Commercial Sea Port Reg S (GDR) R	4,532,790
256,825	OAO TMK Reg S (GDR) † # R	8,343,000
		12,875,790

Utilities: 0.6%
5,609,331	Irkutskenergo	5,160,472

Total Common Stocks
(Cost: $840,147,792)		825,238,063

MONEY MARKET FUND: 1.5%
(Cost: $12,533,414)
	Fidelity Institutional Money
	Market Fund - Treasury
12,533,414	Portfolio Class III Shares	12,533,414

Total Investments Before Collateral
for Securities Loaned: 101.5%
(Cost: $852,681,206)		837,771,477

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 9.2%
(Cost: $76,089,368)
	Bank of New York
76,089,368	Institutional Cash Reserve	76,089,368

Total Investments: 110.7%
(Cost: $928,770,574)		913,860,845
Liabilities in excess of other assets: (10.7)%		(88,749,384)
NET ASSETS: 100.0%		$825,111,461

* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $74,460,112.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $597,592,165 which represents 72.4% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $929,235,522, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$41,769,539
Gross Unrealized Depreciation	(57,144,216)
Net Unrealized Depreciation	$ (15,374,677)

See Note to Schedule of Investments

Steel ETF
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.00%
Australia: 13.4%
81,969	Rio Tinto Plc (ADR) †	$33,758,113

Brazil: 22.8%
352,337	Cia Siderurgica Nacional S.A. (ADR) †	12,680,609
975,011	Cia Vale do Rio Doce (ADR) †	33,774,381
362,691	Gerdau S.A. (ADR) †	11,087,464
		57,542,454

Canada: 2.7%
488,340	Gerdau Ameristeel Corp. †	6,890,477

Luxemburg: 4.5%
313,296	Ternium S.A. (ADR) †	11,241,060

Mexico: 0.8%
181,127	Grupo Simec SAB de CV (ADR) *	2,015,944

Netherlands: 13.7%
420,564	ArcelorMittal (USD) †	34,402,135

Russia: 4.4%
98,449	Mechel Oao (ADR) †	11,202,512

South Korea: 5.4%
114,599	POSCO (ADR)	13,634,989

United States: 32.3%
24,957	A.M. Castle & Co.	673,839
126,369	AK Steel Holding Corp. *	6,877,001
151,941	Allegheny Technologies, Inc.	10,842,510
55,591	Carpenter Technology Corp.	3,111,428
51,092	Cleveland-Cliffs, Inc.	6,121,843
131,644	Commercial Metals Co.	3,945,371
44,377	Esmark, Inc. *	501,460
33,749	Gibraltar Industries, Inc.	395,876
12,433	LB Foster Co. * †	535,365
160,660	Nucor Corp.	10,883,108
12,246	Olympic Steel, Inc.	552,295
42,115	Quanex Corp. †	2,179,030
81,853	Reliance Steel & Aluminum Co.	4,899,721
31,929	Schnitzer Steel Industries, Inc.	2,267,598
333,745	Steel Dynamics, Inc.	11,026,935
108,184	Timken Co.	3,215,228
90,795	United States Steel Corp.	11,519,162
7,519	Universal Stainless & Alloy *	223,389
925,104	Worthington Industries, Inc.	1,553,794
		81,324,953
Total Common Stocks
(Cost: $249,159,279)		252,012,637

MONEY MARKET FUND: 0.1%
(Cost: $938,835)
	Fidelity Institutional Money
	Market Fund - Treasury
938,835	Portfolio Class III Shares	$938,835

Total Investments Before Collateral
for Securities Loaned: 100.3%
(Cost: $250,098,114)		252,951,472

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 14.9%
(Cost: $37,470,562)
	Bank of New York
37,470,562	Institutional Cash Reserve	37,470,562

Total Investments: 115.2%
(Cost: $287,568,676)		290,422,034
Liabilities in excess of other assets: (15.2)%		(38,362,388)
NET ASSETS: 100.0%		$252,059,646

* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $36,245,291.

The aggregate cost of investments owned for Federal income tax purposes is $287,575,297, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$14,422,197
Gross Unrealized Depreciation		(11,575,460)
Net Unrealized Appreciation		$2,846,737

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned	Investments	Value
Diversified	26.7%	67,532,494
Metal Processors & Fabricators	7.3%	18,620,346
Specialty Steel	4.4%	11,065,899
Steel Producers	61.2%	154,793,898
Money Market Fund	0.4%	938,835
	100.0%	$252,951,472
See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2008 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Agribusiness ETF	$ 1,037,662,929	$544,365,523	None	$1,582,028,452
Coal ETF	96,236,285	47,179,167	None	143,415,452
Environmental Services ETF	31,508,479	7,639,046	None	39,147,525
Gaming ETF	1,795,867	2,115,096	None	3,910,963
Global Alternative Energy ETF	121,954,618	193,002,352	None	314,956,970
Gold Miners ETF	1,947,864,817	372,351,939	None	2,320,216,756
Nuclear Energy ETF	66,057,200	120,405,112	None	186,462,312
Russia ETF	227,645,898	686,214,947	None	913,860,845
Steel ETF	252,012,637	38,409,397	None	290,422,034

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2008

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2008